Property and Equipment, net	12 Months Ended
Dec. 31, 2014
Property and Equipment [Abstract]
Property and Equipment

5.       Property and Equipment, net

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Property and Equipment	Accumulated Depreciation	Net Book Value

Balance, December 31, 2012	$-	$-	$-
- Additions in equipment	421	-	421
- Depreciation for the period	-	(100)	(100)
Balance, December 31, 2013	$421	$(100)	$321
- Land acquisition	871	-	871
- Additions in equipment	29	-	29
- Depreciation for the period	-	(132)	(132)
Balance, December 31, 2014	$1,321	$(232)	$1,089

In December 2014, UOT acquired, jointly with two other related parties, from unrelated individuals a plot of land in Athens, Greece, for an aggregate purchase price of Euro 2.0 million or $2,490, based on the exchange rate of US Dollar to Euro on the date of acquisition. The plot of land is under the common ownership of the joint purchasers. The Company paid one third of the purchase price, and the total cost for the acquisition of the plot, including additional capitalized costs, amounted to $871.